Short-term bank loans	12 Months Ended
Sep. 30, 2021
Short-term bank loans
Short-term bank loans

Note 12 – Short-term bank loans

On May 22, 2020, Khingan Forasen entered into a short-term loan agreement with Industrial and Commercial Bank of China Tahe Branch (“ICBC”) to borrow RMB5 million (equivalent to $774,000 as of September 30, 2021) as working capital, with an interest rate equaling the Loan Prime Rate (“LPR”) set by the People’s Bank of China at the time of borrowing plus 50 base points (effective rate is 4.35%). The Company received the proceeds on May 26, 2020. The term of the loan was 12 months from the date when the proceeds were received. The loan was guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal balance, and collateralized by the property and equipment of Khingan Forasen, with a net book value of RMB2.9 million (equivalent to approximately $0.4 million as of September 30, 2021). In June 2021, the Company renewed this loan with ICBC with a new maturity date of June 24, 2022.

On September 10, 2020, Biopower Plant entered into two unsecured loan agreements with ICBC to borrow a total of RMB3 million (equivalent to $464,400 as of September 30, 2021) as working capital with an interest rate equaling the LPR set by the People’s Bank of China at the time of borrowing plus 80 base points (effective rate is 4.65%). During the fiscal year 2021, Biopower Plant renewed both loan agreements with ICBC to extend the maturity to December 18, 2021. In December 2021, Biopower Plant further renewed both loan agreements with ICBC to extend the maturity to June 12, 2022 and June 13, 2022, respectively.

On August 31, 2020, Hangzhou Forasen entered into a line of credit agreement (the “LOC”) with WeBank Co., Ltd. (“WeBank”). The LOC provides for a revolving credit, the amount of which will be specified in each borrowing. The LOC is unconditionally guaranteed by the legal representative of Hangzhou Forasen for a maximum amount of RMB5 million (equivalent to $735,000). On September 8, 2020, Hangzhou Forasen entered into three loan agreements to borrow a total of RMB2,980,000 (equivalent to $438,024 as of September 30, 2020) under the LOC, with a maturity date of October 9, 2020, and an interest rate equaling the LPR set by the People’s Bank of China at the time of borrowing minus 25 base points (effective rate is 3.6%). These loans were repaid upon maturity.